Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	13 Property, plant and equipment
(a) Overview of property, plant and equipment, including right-of-use assets

						2024
	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m
1 January
Cost	1,418	895	5,702	375	654	9,044
Accumulated depreciation and impairment	(437)	(443)	(3,360)	(221)		(4,461)
Net book value at 1 January	981	452	2,342	154	654	4,583
Differences on exchange	(29)	(26)	(139)	(4)	(37)	(235)
Additions
– right-of-use assets	—	152	—	105	—	257
– separately acquired	—	—	23	—	469	492
Reallocations	87	13	385	—	(485)	—
Depreciation	(35)	(97)	(291)	(74)	—	(497)
Impairment	(89)	(41)	(41)	(2)	—	(173)
Right-of-use assets − reassessments, modifications and terminations	—	8	—	2	—	10
Disposals	(48)	(3)	(6)	—	—	(57)
Net reclassifications as held-for-sale	—	(1)	—	—	—	(1)
31 December
Cost	1,360	888	5,566	437	601	8,852
Accumulated depreciation and impairment	(493)	(431)	(3,293)	(256)		(4,473)
Net book value at 31 December	867	457	2,273	181	601	4,379

						2023
	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m
1 January
Cost	1,475	940	5,962	362	767	9,506
Accumulated depreciation and impairment	(473)	(474)	(3,507)	(185)		(4,639)
Net book value at 1 January	1,002	466	2,455	177	767	4,867
Differences on exchange	(41)	(25)	(135)	(8)	(43)	(252)
Additions
– right-of-use assets	—	112	—	84	—	196
– separately acquired	—	—	20	—	460	480
Reallocations	69	24	431	—	(524)	—
Depreciation	(34)	(102)	(293)	(77)	—	(506)
Impairment	—	(5)	(131)	(9)	(6)	(151)
Right-of-use assets − reassessments, modifications and terminations	—	(15)	—	(13)	—	(28)
Disposals	(1)	(3)	(5)	—	—	(9)
Net reclassifications as held-for-sale	(14)	—	—	—	—	(14)
31 December
Cost	1,418	895	5,702	375	654	9,044
Accumulated depreciation and impairment	(437)	(443)	(3,360)	(221)		(4,461)
Net book value at 31 December	981	452	2,342	154	654	4,583
Refer to notes 4 and 7 for more information on property, plant and equipment impairments.
As mentioned in note 5(a), the Group completed certain sale and leaseback transactions. The cash flow effect of these transactions in 2024 is £37 million (2023: £15 million).
Included in additions in 2024 is an amount of £30 million (2023: £34 million) related to sustainability as explained in note 33.
The Group has £67 million of future contractual commitments (2023: £60 million) related to property, plant and equipment.
(b) Right-of-use assets
In accordance with IFRS 16 Leases, the right-of-use assets related to leased properties have been included in the asset class ‘Leasehold
Property’ (note 13(c)) and other right-of-use assets have been reported under ‘Plant, equipment and other leased’.
The Group leases various offices, warehouses, retail spaces, equipment and vehicles through its subsidiaries across the globe.
Arrangements are entered into in the course of ordinary business, and lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions reflecting local commercial practice. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Assets representing ‘plant, equipment and other leased’ relate to leases of various assets including industrial equipment and distribution vehicles in Brazil, China, Canada, Mexico, Pakistan, Poland, Romania, the U.S. and other countries.
(c) Leasehold property
As of 31 December 2024, the Group holds £95 million (2023: £147 million) of leasehold properties acquired and another £362 million (2023:
£305 million) of right-of-use leased properties.
Assets representing ‘leasehold property’ relate to leases in respect of offices, retail space, warehouses and manufacturing facilities occupied by Group subsidiaries and include property leases with lease terms of more than five years in Bangladesh, Brazil, China,
Germany, Italy, Pakistan, Romania, Singapore, Vietnam and the U.S., amongst other countries. In addition, capitalised expenditure representing leasehold improvements is included in this asset class.

	2024 £m	2023 £m
Leasehold land and property comprises
- net book value of long leasehold	22	18
- net book value of short leasehold	435	434
	457	452

2024
Leasehold property net book value movements for the year ended 31 December 2024	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m
- Property acquired (IAS 16)	147	(7)	(50)	5	95
- Right-of-use properties (IFRS 16)	305	(19)	(88)	164	362
	452	(26)	(138)	169	457

					2023
Leasehold property net book value movements for the year ended 31 December 2023	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m
- Property acquired (IAS 16)	152	(10)	(12)	17	147
- Right-of-use properties (IFRS 16)	314	(15)	(95)	101	305
	466	(25)	(107)	118	452
Note:
*Property acquired (IAS 16 Property, plant and equipment) other net movements for leasehold improvements represent additions (directly acquired and/or transferred from assets in the course of construction) net of disposals, whereas other net movements for right-of-use properties (IFRS 16) relate to new leases net of reassessments, modifications and terminations as reported in the Property, plant and equipment movement table in note 13(a).
(d) Freehold property
As of 31 December 2024, the Group owns freehold property amounting to £867 million (2023: £981 million), representing factories, warehouses and office buildings together with adjoining land, mainly in the U.S., the UK, Bangladesh, Indonesia and South Korea.

	2024 £m	2023 £m
Cost of freehold land within freehold property on which no depreciation is provided	151	238
The reduction in the cost of freehold land is mainly due to the impairment of the Group’s head office in London, as mentioned on note 4.